Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Income Tax Expense Benefit

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Current tax
Current tax on profits for the year	37	—	1,676

Total current tax expense	37	—	1,676

Deferred income tax
(Decrease)/Increase in deferred tax assets	567,473	342,349	(103,660)
Increase/(Decrease) in deferred tax liabilities	(567,473)	(342,349)	103,660

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	37	—	1,676

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(13,468,195)	(18,343,984)	(12,744,344)
Tax at the Australian tax rate of 27.5% ( 2019 and 2018 : 27.5%)	(3,703,754)	(5,044,596)	(3,504,695)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	443,956	435,046	807,896
Other non-deductible expenses	436,396	3,771,771	2,962,323
Non-assessable income	(442,580)	(1,445,111)	(883,971)
Capital listing fee	(192,741)	(99,976)	(79,152)
Difference in overseas tax rates*	1,817,387	2,040,517	828,289

	(1,641,336)	(342,349)	130,690
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	1,641,299	342,349	(129,014)

Income tax expense**	37	—	1,676

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for financial year 2020
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	36,282,319	35,493,421	33,754,731

Total deferred tax assets for tax losses not recognized	36,282,319	35,493,421	33,754,731